Going Concern	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Going Concern

3.       Going Concern

As of December 31, 2016, due to the significant decline in the market value of its vessels, following the prolonged weak charter market conditions, the Company was not in compliance with certain financial covenants, as well as with the minimum required security cover (“hull cover ratio”). Even though as of the date of approval of the consolidated financial statements the lenders have not declared an event of default under the loan agreement, the breaches of the financial covenants constitute events of default and could result in the lenders requiring immediate repayment of the outstanding loan. Due to these technical breaches of the covenants as of December 31, 2016, the Company has classified the long-term portion of its bank debt of $124,792 in current liabilities (Note 7). As a result, the Company, at December 31, 2016, reported a working capital deficit (which is current assets minus current liabilities) of $106,988.

Given the prolonged market downturn in the containerships segment and the continued depressed outlook on charter rates and vessels' market values the Company expects that cash on hand and cash provided by operating activities might not be sufficient to cover its liquidity needs that become due within one year after the date that the financial statements are issued. The above conditions raise substantial doubts about the Company's ability to continue as a going concern.

Management believes that the lenders will not demand payment of the loan before its maturity, since the Company will continue to pay interest and loan installments, as they fall due under the existing loan facility. In addition, the Company, is also exploring several alternatives aiming to manage its working capital requirements, including seeking for more favorable chartering opportunities, future equity or debt security offerings (discussed in Note 14) subject to lenders' consent, and potential sale of vessels or a combination thereof.

Management believes that the Company's plans to manage its working capital requirements will be successful, and as a result the consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.